Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Taxes (Details) [Line Items]
Tax expense
Effective income tax rate	0.00%	0.00%	0.00%	0.00%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unused tax losses amounting					$ 6,692,473	$ 9,127,777
Unused tax losses, carried forward					5,877,347
Non-deduction of tax deducted					130,966	141,686
Non-deduction of tax interset					46,472	50,276
Non-deduction of tax penalty					130,966
Disallowance of lease payment, interest and prior period expense					1,176,524	1,272,820
Disallowance of lease payment and PF contribution					2,154,971	2,331,352
Change in the valuation allowance					7,994,874
Indian Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Unused tax losses amounting					126,274,947	91,346,996
Net operating losses					39,079,569	$ 40,336,839
Tax Year 2033 [Member]
Income Taxes (Details) [Line Items]
Unused tax losses, carried forward					64,347
Tax Year 2034 [Member]
Income Taxes (Details) [Line Items]
Unused tax losses, carried forward					294,720
Tax Year 2035 [Member]
Income Taxes (Details) [Line Items]
Unused tax losses, carried forward					220,520
Tax Year 2036 [Member]
Income Taxes (Details) [Line Items]
Unused tax losses, carried forward					115,253
Tax Year 2037 [Member]
Income Taxes (Details) [Line Items]
Unused tax losses, carried forward					$ 120,286